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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21260

CM Advisors Family of Funds
(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 430 Austin, Texas	78746
(Address of principal executive offices)	(Zip code)

Theresa M. Bridge

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(512) 329-0050

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CM Advisors Small Cap Value Fund

Schedule of Investments

May 31, 2018 (Unaudited)

COMMON STOCKS - 93.5%	Shares	Value
Consumer Discretionary - 2.2%
Hotels, Restaurants & Leisure - 2.0%
Brinker International, Inc.	49,830	$2,179,066

Multiline Retail - 0.2%
Dollar Tree, Inc. *	1,840	151,966

Energy - 31.1%
Energy Equipment & Services - 26.6%
Dawson Geophysical Company *	263,567	1,871,324
Ensco plc - Class A	702,392	4,565,548
Era Group, Inc. *	307,083	3,970,583
Newpark Resources, Inc. *	89,250	968,363
Patterson-UTI Energy, Inc.	93,725	1,938,233
PHI, Inc. *	251,893	2,871,580
Pioneer Energy Services Corporation *	1,153,021	6,341,616
Profire Energy, Inc. *	192,601	901,373
Transocean Ltd. *	245,585	3,106,650
Unit Corporation *	92,280	2,015,395
		28,550,665
Oil, Gas & Consumable Fuels - 4.5%
Ardmore Shipping Corporation *	147,775	1,196,977
Centennial Resource Development, Inc. - Class A *	98,295	1,729,992
HighPoint Resources Corporation *	99,670	711,644
Newfield Exploration Company *	39,580	1,157,319
		4,795,932
Financials - 0.6%
Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc. - Class B *	1,691	323,877

Insurance - 0.3%
Fairfax Financial Holdings Ltd.	240	134,367
Markel Corporation *	123	134,941
		269,308
Health Care - 0.1%
Health Care Providers & Services - 0.1%
AmerisourceBergen Corporation	1,150	94,461
McKesson Corporation	210	29,807
		124,268
Industrials - 39.1%
Aerospace & Defense - 3.1%
Esterline Technologies Corporation *	24,816	1,810,327
Triumph Group, Inc.	74,260	1,574,312
		3,384,639
Construction & Engineering - 7.3%
Layne Christensen Company *	444,005	6,766,636
Orion Group Holdings, Inc. *	133,212	1,033,725
		7,800,361
Electrical Equipment - 4.8%
Allied Motion Technologies, Inc.	17,010	822,604

CM Advisors Small Cap Value Fund

Schedule of Investments (Continued)

COMMON STOCKS - 93.5% (Continued)	Shares	Value
Industrials - 39.1% (Continued)
Electrical Equipment - 4.8% (Continued)
Atkore International Group, Inc. *	201,075	$4,343,220
		5,165,824
Machinery - 22.6%
Altra Industrial Motion Corporation	39,155	1,619,059
Colfax Corporation *	93,880	2,870,850
Columbus McKinnon Corporation	18,936	784,519
DMC Global, Inc.	265,557	11,910,231
Douglas Dynamics, Inc.	4,055	186,733
Lydall, Inc. *	47,985	2,010,572
Manitowoc Company, Inc. (The) *	72,003	1,763,353
TriMas Corporation *	106,440	3,044,184
		24,189,501
Trading Companies & Distributors - 1.3%
BMC Stock Holdings, Inc. *	69,660	1,417,581

Information Technology - 5.8%
Electronic Equipment, Instruments & Components - 4.4%
FARO Technologies, Inc. *	32,155	1,725,116
Maxwell Technologies, Inc. *	387,318	1,994,687
MTS Systems Corporation	18,855	988,002
		4,707,805
IT Services - 0.2%
Alliance Data Systems Corporation	1,035	218,199

Technology Hardware, Storage & Peripherals - 1.2%
AstroNova, Inc.	66,900	1,264,410

Materials - 10.3%
Metals & Mining - 10.3%
Allegheny Technologies, Inc. *	187,075	5,335,379
Carpenter Technology Corporation	40,915	2,452,445
Comstock Mining, Inc. *	1,420,832	491,608
Seabridge Gold, Inc. *	100,530	1,115,883
Synalloy Corporation	86,947	1,634,604
		11,029,919
Real Estate - 1.6%
Real Estate Management & Development - 1.6%
InterGroup Corporation (The) *	67,005	1,738,780

Utilities - 2.7%
Gas Utilities - 2.7%
Southwest Gas Holdings, Inc.	20,025	1,515,892
Spire, Inc.	19,375	1,380,469
		2,896,361

Total Common Stocks (Cost $85,259,688)		$100,208,462

CM Advisors Small Cap Value Fund

Schedule of Investments (Continued)

EXCHANGE-TRADED FUNDS - 2.0%	Shares	Value
SPDR S&P Oil & Gas Exploration & Production ETF (Cost $1,805,490)	51,370	$2,170,383

WARRANTS - 0.0%	Shares	Value
Key Energy Services, Inc., expires 12/15/20 * (a)	11,776	$0
Key Energy Services, Inc., expires 12/15/21 * (a)	11,776	0
Total Warrants (Cost $0)		$0

MONEY MARKET FUNDS - 4.5%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 1.56% (b) (Cost $4,854,506)	4,854,506	$4,854,506

Total Investments at Value – 100.0% (Cost $91,919,684)		$107,233,351

Liabilities in Excess of Other Assets – (0.0%) (c)		(23,506)

Net Assets - 100.0%		$107,209,845

ETF - Exchange-Traded Fund.

*	Non-income producing security.
(a)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 as of May 31, 2018, representing 0.0% of net assets.
(b)	The rate shown is the 7-day effective yield as of May 31, 2018.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

CM Advisors Fixed Income Fund

Schedule of Investments

May 31, 2018 (Unaudited)

CORPORATE BONDS - 59.8%	Par Value	Value
Consumer Discretionary - 5.7%
Automobiles - 0.7%
Toyota Motor Credit Corporation, 1.55%, due 10/18/19	$500,000	$492,242

Household Durables - 0.8%
MDC Holdings, Inc., 5.625%, due 02/01/20	500,000	514,375

Media - 2.1%
Discovery Communications, Inc.,
5.05%, due 06/01/20	400,000	414,734
4.375%, due 06/15/21	600,000	616,216
Tele-Communications, Inc., 10.125%, due 04/15/22	300,000	368,203
		1,399,153
Specialty Retail - 0.6%
AutoZone, Inc., 1.625%, due 04/21/19	420,000	416,568

Textiles, Apparel & Luxury Goods - 1.5%
William Carter Corporation., 5.25%, due 08/15/21	1,010,000	1,025,150

Consumer Staples - 3.9%
Beverages - 1.4%
Coca-Cola European Partners plc, 3.25%, due 08/19/21	665,000	663,680
PepsiCo, Inc., 5.00%, due 06/01/18	300,000	300,000
		963,680
Food & Staples Retailing - 2.5%
Walgreen Company, 5.25%, due 01/15/19	640,000	649,560
Walgreens Boots Alliance, Inc., 2.70%, due 11/18/19	1,000,000	998,687
		1,648,247
Energy - 15.1%
Energy Equipment & Services - 10.4%
Diamond Offshore Drilling, Inc., 3.45%, due 11/01/23	1,490,000	1,318,650
Era Group, Inc., 7.75%, due 12/15/22	740,000	719,650
Nabors Industries, Inc.,
9.25%, due 01/15/19	67,000	69,345
5.10%, due 09/15/23	1,000,000	950,000
PHI, Inc., 5.25%, due 03/15/19	2,600,000	2,457,000
Rowan Companies, Inc., 7.875%, due 08/01/19	1,410,000	1,466,400
		6,981,045
Oil, Gas & Consumable Fuels - 4.7%
Devon Energy Corporation, 6.30%, due 01/15/19	970,000	987,185
Kinder Morgan Energy Partners, L.P., 6.50%, due 04/01/20	500,000	527,834
Murphy Oil Corporation, 4.45%, due 12/01/22	1,685,000	1,659,725
		3,174,744
Financials - 3.8%
Commercial Banks - 2.0%
Wells Fargo & Company, 2.55%, due 12/07/20	1,357,000	1,338,284

Consumer Finance - 0.3%
American Express Company, 8.125%, due 05/20/19	200,000	210,134

CM Advisors Fixed Income Fund

Schedule of Investments (Continued)

CORPORATE BONDS - 59.8% (Continued)	Par Value	Value
Financials - 3.8% (Continued)
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc., 2.10%, due 08/14/19	$310,000	$308,723

Insurance - 1.0%
Enstar Group Ltd., 4.50%, due 03/10/22	675,000	675,785

Health Care - 3.3%
Health Care Equipment & Supplies - 2.5%
Becton Dickinson & Company, 3.25%, due 11/12/20	1,673,000	1,667,169

Pharmaceuticals - 0.8%
Johnson & Johnson, 5.15%, due 07/15/18	570,000	571,925

Industrials - 7.2%
Auto Parts & Equipment - 0.8%
Johnson Controls, Inc., 5.00%, due 03/30/20	500,000	518,254

Chemicals - 1.0%
Mosaic Company, 3.25%, due 11/15/22	685,000	668,604

Electrical Equipment - 1.1%
Eaton Corporation, 8.10%, due 08/15/22	150,000	175,738
Emerson Electric Company, 5.25%, due 10/15/18	570,000	575,549
		751,287
Industrial Conglomerates - 1.0%
Roper Technologies, Inc., 6.25%, due 09/01/19	640,000	666,161

Machinery - 1.8%
John Deere Capital Corporation, 5.75%, due 09/10/18	500,000	504,320
Kennametal, Inc., 2.65%, due 11/01/19	750,000	747,824
		1,252,144
Road & Rail - 1.5%
Canadian Pacific Railroad Company, 7.25%, due 05/15/19	790,000	822,738
Union Pacific Corporation, 5.70%, due 08/15/18	200,000	201,221
		1,023,959
Information Technology - 9.0%
Electronic Equipment, Instruments & Components - 0.9%
Corning, Inc., 7.25%, due 08/15/36	500,000	596,903

IT Services - 1.1%
International Business Machines Corporation,
7.625%, due 10/15/18	420,000	428,465
1.95%, due 02/12/19	320,000	319,139
		747,604
Software - 4.0%
CA, Inc., 5.375%, due 12/01/19	1,315,000	1,359,077
Microsoft Corporation, 1.55%, due 08/08/21	1,400,000	1,346,512
		2,705,589

CM Advisors Fixed Income Fund

Schedule of Investments (Continued)

CORPORATE BONDS - 59.8% (Continued)	Par Value	Value
Information Technology - 9.0% (Continued)
Technology Hardware, Storage & Peripherals - 3.0%
EMC Corporation, 1.875%, due 06/01/18	$1,390,000	$1,390,000
Seagate HDD Cayman, 3.75%, due 11/15/18	650,000	651,330
		2,041,330
Materials - 5.7%
Chemicals - 0.7%
E.I. du Pont de Nemours & Company, 6.00%, due 07/15/18	475,000	476,908

Metals & Mining - 5.0%
Alcoa, Inc., 5.87%, due 02/23/22	1,200,000	1,254,120
Allegheny Ludlum, LLC, 6.95%, due 12/15/25	142,000	147,502
Allegheny Technologies, Inc., 5.95%, due 01/15/21	1,635,900	1,652,259
Nucor Corporation, 5.85%, due 06/01/18	300,000	300,000
		3,353,881
Telecommunication Services - 4.6%
Diversified Telecommunication Services - 4.6%
AT&T, Inc., 5.875%, due 10/01/19	1,300,000	1,350,283
CenturyLink, Inc., 5.80%, due 03/15/22	1,800,000	1,777,950
		3,128,233
Utilities - 1.5%
Electric Utilities - 1.5%
Southern Company, 1.85%, due 07/01/19	1,000,000	990,191

Total Corporate Bonds (Cost $40,052,611)		$40,308,272

U.S. TREASURY OBLIGATIONS - 31.1%	Par Value	Value
U.S. Treasury Inflation-Protected Notes - 0.8%
2.375%, due 01/15/25	$463,337	$515,034

U.S. Treasury Notes - 30.3%
1.250%, due 10/31/18	1,000,000	996,680
1.500%, due 05/31/19	1,000,000	992,461
2.000%, due 07/31/20	6,000,000	5,943,516
2.375%, due 12/31/20	6,250,000	6,230,469
2.750%, due 11/15/23	6,250,000	6,268,066
		20,431,192

Total U.S. Treasury Obligations (Cost $20,904,830)		$20,946,226

CM Advisors Fixed Income Fund

Schedule of Investments (Continued)

MONEY MARKET FUNDS - 8.2%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 1.56% (a) (Cost $5,513,877)	5,513,877	$5,513,877

Total Investments at Value - 99.1% (Cost $66,471,318)		$66,768,375

Other Assets in Excess of Liabilities - 0.9%		610,883

Net Assets - 100.0%		$67,379,258

(a)	The rate shown is the 7-day effective yield as of May 31, 2018.

See accompanying notes to Schedules of Investments.

CM Advisors Family of Funds

Notes to Schedules of Investments

May 31, 2018 (Unaudited)

1.	Securities Valuation

The portfolio securities of CM Advisors Small Cap Value Fund and CM Advisors Fixed Income Fund (collectively, the “Funds,” and individually, a “Fund”) are generally valued at their market values determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time). Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Fixed income securities are typically valued based on prices provided by an independent pricing service. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Warrants held by CM Advisors Small Cap Value Fund are classified as Level 2 because they trade infrequently or are not actively traded on an exchange. Corporate bonds and U.S. Treasury obligations held by CM Advisors Fixed Income Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments by security type as of May 31, 2018:

CM Advisors Small Cap Value Fund:	Level 1	Level 2		Level 3	Total

Common Stocks	$100,208,462	$-		$-	$100,208,462
Exchange-Traded Funds	2,170,383	-		-	2,170,383
Warrants	-	0	*	-	0
Money Market Funds	4,854,506	-		-	4,854,506
Total	$107,233,351	$0		$-	$107,233,351

*	CM Advisors Small Cap Value Fund holds Warrants that have been fair valued at $0.

CM Advisors Family of Funds

Notes to Schedules of Investments (Continued)

CM Advisors Fixed Income Fund:	Level 1	Level 2	Level 3	Total

Corporate Bonds	$-	$40,308,272	$-	$40,308,272
U.S. Treasury Obligations	-	20,946,226	-	20,946,226
Money Market Funds	5,513,877	-	-	5,513,877
Total	$5,513,877	$61,254,498	$-	$66,768,375

Refer to each Fund's Schedule of Investments for a listing of the securities by security type and sector or industry type. As of May 31, 2018, the Funds did not have any transfers into or out of any Level. The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2018. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis as of May 31, 2018:

	CM Advisors	CM Advisors
	Small Cap	Fixed Income
	Value Fund	Fund

Cost of portfolio investments	$92,447,836	$66,471,318

Gross unrealized appreciation	$26,388,427	$665,716
Gross unrealized depreciation	(11,602,912)	(368,659)

Net unrealized appreciation	$14,785,515	$297,057

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for CM Advisors Small Cap Value Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales and holdings classified as passive foreign investment companies (PFICs).

CM Advisors Family of Funds

Notes to Schedules of Investments (Continued)

4.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector or certain companies within a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of May 31, 2018, CM Small Cap Value Fund had 39.1% of the value of its net assets invested in stocks within the Industrials sector (including 22.6% of its net assets invested in stocks with the Machinery industry) and 33.1% of the value of its net assets invested in stocks and exchange-traded funds within the Energy sector (including 26.6% of its net assets invested in stocks within the Energy Equipment & Services industry).

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CM Advisors Family of Funds

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	July 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	July 2, 2018

By (Signature and Title)*		/s/ James D. Brilliant
James D. Brilliant, Treasurer

Date	July 2, 2018

*	Print the name and title of each signing officer under his or her signature.